TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports) (Tables)	12 Months Ended
Dec. 31, 2023
TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports)
Schedule of trade accounts payable

	2023	2022
Trade accounts payable - domestic market	4,120,701	4,241,819
Trade accounts payable - debtor risk	584,320	653,085
Trade accounts payable - imports	1,196,162	1,724,019
	5,901,183	6,618,923